Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Hybrid Securities [Line Items]
Hybrid securities	$ 1,525	$ 1,088
Corporate and other debt
Hybrid Securities [Line Items]
Hybrid securities	733	608
Residential mortgage-backed
Hybrid Securities [Line Items]
Hybrid securities	792	479
Other asset-backed
Hybrid Securities [Line Items]
Hybrid securities	$ 0	$ 1